COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2015
Commitments And Contingent Liabilities
Amount obliged for funding	$ 75	$ 137
Payment for obliged amount under the agreement	$ 215
Oblged amount payable period	2 years